CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 14,722	$ 1,141,165	$ 92,313
Accounts receivable, net of allowance of $16,750 and $16,750, and $16,750, respectively	955,364	1,012,697	823,724
Prepaid expenses	134,968	222,978	283,204
Inventories	641,088	344,692	454,588
Refundable tax assets	16,663	29,316	9,080
Total current assets	1,762,805	2,750,848	1,662,909
EQUIPMENT, NET	449,514	469,001	522,668
Intangible assets, net	940,496	1,110,111	1,143,090
Goodwill	983,645	983,645	983,645
Other assets	6,161	6,161	1,091
TOTAL ASSETS	4,142,621	5,319,766	4,313,403
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable - trade	2,005,335	1,593,861	1,206,100
Accounts payable - related parties	119,392	73,737	8,093
Accrued expenses	667,968	391,311	155,267
Accrued expenses - related parties	23,301	5,849	783,732
Deferred revenue	166,667	666,667	0
Convertible notes payable	0	750,000	1,175,000
Note payable - current portion of long term debt	2,546,093	1,631,903	1,537,191
Total current liabilities	5,528,756	5,113,328	4,865,383
Long term debt	2,919	4,015	1,014,582
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock - $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 111,978,606 and 90,992,954 and 49,065,669 shares issued and outstanding at 3/31/13 and 9/30/12, and 9/30/11, respectively	111,979	90,993	49,066
Additional paid in capital	15,421,026	13,995,554	9,524,577
Accumulated deficit	(16,962,192)	(13,915,931)	(11,184,033)
Total stockholders' equity (deficit)	(1,429,187)	170,616	(1,610,390)
Noncontrolling interest	40,133	31,807	43,828
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 4,142,621	$ 5,319,766	$ 4,313,403